UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 36.6%				$86,950,370

(Cost $84,915,973)

U.S. Government 8.2%				19,449,176

U.S. Treasury
Bond	2.750	11/15/42	$3,305,000	3,077,781
Note	2.000	02/15/23	4,401,000	4,447,074
Note	2.625	08/15/20	10,305,000	11,242,116
Strips, PO	2.911	11/15/30	1,155,000	682,205

U.S. Government Agency 28.4%				67,501,194

Federal Home Loan Mortgage Corp.
7 Yr Reference Note	1.750	05/30/19	1,145,000	1,181,586
30 Yr Pass Thru	3.000	10/01/42	426,979	440,648
30 Yr Pass Thru	3.500	04/01/42	1,861,629	1,967,199
30 Yr Pass Thru	3.500	06/01/42	1,914,096	2,022,661
30 Yr Pass Thru	5.000	03/01/41	1,506,466	1,690,067
30 Yr Pass Thru	5.000	04/01/41	794,078	859,590
30 Yr Pass Thru	6.500	06/01/37	18,157	20,166
30 Yr Pass Thru	6.500	10/01/37	41,854	46,431
30 Yr Pass Thru	6.500	11/01/37	97,734	108,422
30 Yr Pass Thru	6.500	12/01/37	42,465	47,109
30 Yr Pass Thru	6.500	02/01/38	19,406	21,529
30 Yr Pass Thru	6.500	04/01/39	573,410	635,758
30 Yr Pass Thru	6.500	04/01/39	649,091	719,668
30 Yr Pass Thru	6.500	09/01/39	727,738	806,867
Federal National Mortgage Association
30 Yr Pass Thru	3.000	07/01/27	798,249	841,342
30 Yr Pass Thru	3.000	10/29/27	585,000	581,635
30 Yr Pass Thru	3.000	08/01/42	2,329,999	2,414,598
30 Yr Pass Thru	3.000	09/01/42	1,546,074	1,602,210
30 Yr Pass Thru	3.000	12/01/42	4,539,813	4,708,904
30 Yr Pass Thru	3.000	12/01/42	2,187,777	2,267,554
30 Yr Pass Thru	3.500	06/01/42	2,818,717	2,990,263
30 Yr Pass Thru	3.500	06/01/42	4,806,707	5,109,755
30 Yr Pass Thru	3.500	06/01/42	111,513	118,300
30 Yr Pass Thru	4.000	09/01/41	6,611,261	7,219,450
30 Yr Pass Thru	4.000	10/01/41	103,273	112,063
30 Yr Pass Thru	4.500	08/01/40	5,681,467	6,113,790
30 Yr Pass Thru	4.500	12/01/40	1,278,189	1,388,233
30 Yr Pass Thru	4.500	06/01/41	2,734,221	2,979,018
30 Yr Pass Thru	4.500	07/01/41	1,405,426	1,531,255
30 Yr Pass Thru	5.000	11/01/33	590,009	640,695
30 Yr Pass Thru	5.000	04/01/35	381,770	413,672
30 Yr Pass Thru	5.000	09/01/40	2,340,303	2,628,745
30 Yr Pass Thru	5.000	02/01/41	1,226,650	1,383,393
30 Yr Pass Thru	5.000	03/01/41	2,742,077	3,111,315
30 Yr Pass Thru	5.000	04/01/41	497,872	557,057
30 Yr Pass Thru	5.000	05/01/41	2,839,131	3,086,136
30 Yr Pass Thru	5.500	09/01/34	1,350,374	1,483,226
30 Yr Pass Thru	5.500	02/01/36	442,782	484,960
30 Yr Pass Thru (P)	5.850	03/01/14	439	467
30 Yr Pass Thru (P)	5.850	06/01/14	2,858	3,041
30 Yr Pass Thru	6.000	06/01/40	453,716	497,298
30 Yr Pass Thru	6.500	09/01/37	264,934	295,169

1

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	6.500	01/01/39	$1,597,996	$1,778,866
30 Yr Pass Thru	6.500	03/01/39	78,969	87,994
30 Yr Pass Thru	6.500	06/01/39	450,706	502,811
Government National Mortgage Association
15 Yr Pass Thru	7.500	04/15/13	277	278

Corporate Bonds 34.8%				$82,904,966

(Cost $76,984,941)

Consumer Discretionary 3.4%				8,091,938

Auto Components 0.1%
BorgWarner, Inc.	5.750	11/01/16	230,000	263,085

Automobiles 1.4%
Ford Motor Company	4.750	01/15/43	590,000	560,545
Ford Motor Company	6.625	10/01/28	85,000	99,252
Ford Motor Credit Company LLC	5.000	05/15/18	975,000	1,076,053
Ford Motor Credit Company LLC	5.875	08/02/21	155,000	176,832
Ford Motor Credit Company LLC	8.000	12/15/16	345,000	413,446
Hyundai Capital Services, Inc. (S)	4.375	07/27/16	185,000	200,323
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	270,000	295,084
Kia Motors Corp. (S)	3.625	06/14/16	195,000	206,610
Nissan Motor Acceptance Corp. (S)	1.950	09/12/17	395,000	400,330

Hotels, Restaurants & Leisure 0.2%
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	315,000	344,939

Internet & Catalog Retail 0.3%
Amazon.com, Inc.	2.500	11/29/22	285,000	277,421
Expedia, Inc.	5.950	08/15/20	385,000	427,837
QVC, Inc.	5.125	07/02/22	70,000	74,041

Media 1.0%
CBS Corp.	7.875	07/30/30	560,000	753,059
News America, Inc.	6.150	03/01/37	110,000	130,915
News America, Inc.	6.400	12/15/35	110,000	134,105
News America, Inc.	9.500	07/15/24	600,000	865,574
Time Warner Cable, Inc.	6.750	07/01/18	355,000	434,712

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36	359,000	400,900

Specialty Retail 0.2%
Best Buy Company, Inc.	7.250	07/15/13	550,000	556,875

Consumer Staples 0.7%				1,719,051

Beverages 0.1%
Pernod-Ricard SA (S)	2.950	01/15/17	220,000	232,184

Food & Staples Retailing 0.3%
Safeway, Inc.	3.400	12/01/16	590,000	618,601
Safeway, Inc.	7.250	02/01/31	175,000	192,563

Food Products 0.3%
Bunge, Ltd. Finance Corp.	8.500	06/15/19	305,000	396,274
ConAgra Foods, Inc.	3.200	01/25/23	280,000	279,429

2

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy 3.2%				$7,628,054

Energy Equipment & Services 0.1%
Rowan Companies, Inc.	4.875	06/01/22	$285,000	310,087

Gas Utilities 0.2%
DCP Midstream LLC (S)	9.750	03/15/19	375,000	495,401

Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	8.700	03/15/19	400,000	536,136
DCP Midstream Operating LP	2.500	12/01/17	340,000	343,809
Energy Transfer Partners LP	5.200	02/01/22	110,000	123,652
Energy Transfer Partners LP	9.700	03/15/19	340,000	460,299
Enterprise Products Operating LLC	6.500	01/31/19	895,000	1,112,583
Enterprise Products Operating LLC	6.650	04/15/18	565,000	697,942
Kerr-McGee Corp.	6.950	07/01/24	460,000	571,891
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	154,289
NuStar Logistics LP	8.150	04/15/18	209,000	239,580
ONEOK Partners LP	6.150	10/01/16	295,000	342,579
Petrohawk Energy Corp.	6.250	06/01/19	470,000	533,872
Petroleos Mexicanos	4.875	01/24/22	225,000	247,275
Suncor Energy, Inc.	6.100	06/01/18	285,000	345,537
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	470,000	501,780
Williams Partners LP	5.250	03/15/20	535,000	611,342

Financials 16.3%				38,706,752

Capital Markets 2.2%
Jefferies Group, Inc.	6.875	04/15/21	715,000	827,613
Jefferies Group, Inc.	8.500	07/15/19	105,000	130,927
Macquarie Bank, Ltd. (S)	6.625	04/07/21	305,000	341,382
Macquarie Group, Ltd. (S)	6.000	01/14/20	225,000	246,071
Morgan Stanley	5.550	04/27/17	630,000	710,505
Morgan Stanley	5.750	01/25/21	480,000	556,595
Morgan Stanley	6.375	07/24/42	350,000	427,665
Morgan Stanley	7.300	05/13/19	315,000	390,788
The Goldman Sachs Group, Inc.	5.250	07/27/21	965,000	1,098,621
The Goldman Sachs Group, Inc.	6.750	10/01/37	460,000	521,690

Commercial Banks 3.5%
Abbey National Treasury Services PLC	4.000	04/27/16	505,000	537,064
Banco de Credito del Peru (S)	4.750	03/16/16	205,000	218,838
Barclays Bank PLC (S)	6.050	12/04/17	525,000	587,463
Barclays Bank PLC	6.750	05/22/19	540,000	671,334
Barclays Bank PLC (S)	10.179	06/12/21	210,000	284,554
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	157,000	193,009
First Horizon National Corp.	5.375	12/15/15	845,000	924,348
ICICI Bank, Ltd. (S)	4.700	02/21/18	320,000	342,628
ICICI Bank, Ltd. (S)	5.750	11/16/20	305,000	337,191
Nordea Bank AB (S)	3.125	03/20/17	540,000	572,997
Regions Financial Corp.	7.750	11/10/14	200,000	220,500
Royal Bank of Scotland Group PLC	6.125	12/15/22	135,000	141,673
Royal Bank of Scotland Group PLC	6.400	10/21/19	270,000	323,197
Santander Holdings USA, Inc.	4.625	04/19/16	70,000	75,036
Sberbank of Russia (S)	6.125	02/07/22	300,000	338,640
SunTrust Banks, Inc.	3.500	01/20/17	590,000	634,969
Swedbank AB (S)	2.125	09/29/17	370,000	377,551

3

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

U.S. Bancorp	3.442	02/01/16	$500,000	$528,292
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	200,000	218,500
Wachovia Bank NA	5.850	02/01/37	235,000	287,617
Wells Fargo & Company	3.450	02/13/23	185,000	187,426
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	370,000	426,425

Consumer Finance 0.5%
Capital One Financial Corp.	6.150	09/01/16	415,000	478,580
Discover Bank	7.000	04/15/20	280,000	347,703
Discover Financial Services	5.200	04/27/22	375,000	424,378

Diversified Financial Services 4.0%
Bank of America Corp.	3.300	01/11/23	225,000	224,356
Bank of America Corp.	5.000	05/13/21	560,000	631,914
Bank of America Corp.	6.500	08/01/16	200,000	230,797
Bank of America NA	5.300	03/15/17	125,000	140,119
Citigroup, Inc.	4.500	01/14/22	145,000	161,399
Citigroup, Inc.	5.850	12/11/34	121,000	142,652
Citigroup, Inc.	8.500	05/22/19	400,000	536,244
General Electric Capital Corp. (P)	0.770	08/15/36	360,000	293,595
General Electric Capital Corp.	4.375	09/16/20	220,000	246,326
General Electric Capital Corp.	5.550	05/04/20	140,000	166,992
General Electric Capital Corp.	5.875	01/14/38	70,000	82,255
General Electric Capital Corp.	6.000	08/07/19	615,000	750,165
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	500,000	577,491
International Lease Finance Corp. (S)	7.125	09/01/18	220,000	257,125
JPMorgan Chase & Company	6.000	01/15/18	625,000	746,995
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	390,000	449,971
Merrill Lynch & Company, Inc.	6.875	04/25/18	510,000	618,353
Merrill Lynch & Company, Inc.	7.750	05/14/38	410,000	553,982
Moody's Corp.	4.500	09/01/22	215,000	216,074
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	904,000	1,206,840
The Bear Stearns Companies LLC	7.250	02/01/18	435,000	542,370
UBS AG	7.625	08/17/22	360,000	401,880
USB Realty Corp. (Q)(S)	1.451	01/15/17	300,000	260,250

Insurance 3.4%
Aflac, Inc.	8.500	05/15/19	330,000	449,555
American International Group, Inc.	8.250	08/15/18	445,000	580,050
Aon PLC (S)	4.250	12/12/42	205,000	199,382
AXA SA	8.600	12/15/30	280,000	360,105
CNA Financial Corp.	5.875	08/15/20	240,000	284,950
CNA Financial Corp.	7.250	11/15/23	420,000	530,080
Hartford Financial Services Group, Inc.	5.500	03/30/20	150,000	175,244
Hartford Financial Services Group, Inc.	6.000	01/15/19	151,000	178,477
Hartford Financial Services Group, Inc.	6.300	03/15/18	280,000	336,291
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	345,000	376,992
Lincoln National Corp.	8.750	07/01/19	265,000	358,529
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	320,000	323,200
MetLife, Inc.	6.400	12/15/36	270,000	291,966

4

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Nippon Life Insurance Company (P)(S)	5.000	10/18/42	$255,000	$259,738
Pacific LifeCorp. (S)	6.000	02/10/20	155,000	178,225
Prudential Financial, Inc.	4.500	11/15/20	540,000	605,352
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	355,000	375,413
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	380,000	508,973
The Chubb Corp. (6.375% until 04/15/2017, then 3 month
LIBOR + 2.250%)	6.375	03/29/67	470,000	512,888
The Hanover Insurance Group, Inc.	6.375	06/15/21	95,000	109,071
Unum Group	5.625	09/15/20	145,000	167,789
Unum Group	7.125	09/30/16	275,000	321,460
UnumProvident Finance Company PLC (S)	6.850	11/15/15	380,000	427,071
WR Berkley Corp.	5.375	09/15/20	230,000	260,205

Real Estate Investment Trusts 2.6%
BioMed Realty LP	6.125	04/15/20	80,000	93,477
Boston Properties LP	3.700	11/15/18	150,000	164,963
Brandywine Operating Partnership LP	7.500	05/15/15	255,000	286,787
CubeSmart LP	4.800	07/15/22	215,000	236,045
DDR Corp.	4.625	07/15/22	75,000	81,084
DDR Corp.	7.875	09/01/20	95,000	120,850
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	510,000	586,160
HCP, Inc.	6.300	09/15/16	215,000	249,317
Health Care REIT, Inc.	4.125	04/01/19	215,000	233,782
Health Care REIT, Inc.	4.950	01/15/21	155,000	172,530
Health Care REIT, Inc.	6.125	04/15/20	420,000	495,399
Health Care REIT, Inc.	6.200	06/01/16	245,000	279,626
Healthcare Realty Trust, Inc.	6.500	01/17/17	345,000	394,193
Highwoods Realty LP	5.850	03/15/17	570,000	640,890
ProLogis International Funding II (S)	4.875	02/15/20	150,000	153,279
ProLogis LP	4.500	08/15/17	45,000	49,421
ProLogis LP	6.250	03/15/17	385,000	447,059
ProLogis LP	7.625	08/15/14	200,000	216,991
Ventas Realty LP	4.000	04/30/19	275,000	298,467
Ventas Realty LP	4.750	06/01/21	535,000	592,091
WEA Finance LLC (S)	6.750	09/02/19	215,000	266,257

Real Estate Management & Development 0.1%
Jones Lang Lasalle, Inc.	4.400	11/15/22	105,000	107,163

Health Care 1.1%				2,612,791

Health Care Providers & Services 0.5%
Medco Health Solutions, Inc.	7.125	03/15/18	385,000	477,286
WellPoint, Inc.	7.000	02/15/19	540,000	673,479

Pharmaceuticals 0.6%
AbbVie, Inc. (S)	2.900	11/06/22	360,000	359,871
Hospira, Inc.	6.050	03/30/17	320,000	367,714
Mylan, Inc. (S)	7.875	07/15/20	470,000	548,280
Zoetis, Inc. (S)	3.250	02/01/23	185,000	186,161

Industrials 2.9%				6,982,915

Aerospace & Defense 0.4%
Embraer Overseas, Ltd.	6.375	01/15/20	340,000	396,950
Textron, Inc.	5.600	12/01/17	340,000	384,231
Textron, Inc.	7.250	10/01/19	215,000	260,908

5

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Airlines 1.2%
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	$272,213	$289,907
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	100,321	107,474
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	126,424	139,067
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	344,418	389,640
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	96,935	105,659
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	509,173	573,482
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	128,729	144,820
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	233,616	259,313
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	98,641	104,688
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	241,182	271,644
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	135,000	150,525
US Airways 2012-2 Class A Pass Through Trust	4.625	06/03/25	400,000	416,000

Building Products 0.3%
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	285,000	332,738
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	285,000	326,325

Industrial Conglomerates 0.5%
General Electric Company	4.125	10/09/42	175,000	174,965
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	177,000	200,895
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	400,000	461,000
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	120,000	126,900
The ADT Corp. (S)	2.250	07/15/17	280,000	279,661

Professional Services 0.1%
Dun & Bradstreet Corp.	3.250	12/01/17	190,000	195,477

Road & Rail 0.3%
Penske Truck Leasing Company LP (S)	2.875	07/17/18	345,000	348,870
Penske Truck Leasing Company LP (S)	3.750	05/11/17	355,000	374,988

Trading Companies & Distributors 0.1%
Air Lease Corp.	4.500	01/15/16	75,000	76,688
Air Lease Corp.	5.625	04/01/17	85,000	90,100

Information Technology 0.3%				705,075

IT Services 0.2%
Computer Sciences Corp.	4.450	09/15/22	180,000	188,778
Fiserv, Inc.	4.625	10/01/20	325,000	352,188

Office Electronics 0.1%
Xerox Corp.	2.950	03/15/17	160,000	164,109

Materials 1.8%				4,300,067

Chemicals 0.6%
Braskem Finance, Ltd. (S)	7.000	05/07/20	455,000	509,600
CF Industries, Inc.	7.125	05/01/20	490,000	612,672
Incitec Pivot Finance LLC (S)	6.000	12/10/19	215,000	247,404

Metals & Mining 0.6%
Allegheny Technologies, Inc.	5.950	01/15/21	100,000	111,721
Allegheny Technologies, Inc.	9.375	06/01/19	295,000	379,885
ArcelorMittal	10.350	06/01/19	240,000	303,067
Vale Overseas, Ltd.	6.875	11/10/39	165,000	196,376
Xstrata Finance Canada, Ltd. (S)	3.600	01/15/17	540,000	568,763

6

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

Paper & Forest Products 0.6%
Georgia-Pacific LLC	7.250	06/01/28	$130,000	$171,086
International Paper Company	7.950	06/15/18	360,000	463,239
International Paper Company	9.375	05/15/19	255,000	350,616
Westvaco Corp.	7.950	02/15/31	315,000	385,638

Telecommunication Services 2.7%				6,418,399

Diversified Telecommunication Services 2.3%
American Tower Corp.	4.700	03/15/22	320,000	347,334
BellSouth Corp.	6.550	06/15/34	250,000	294,685
BellSouth Telecommunications, Inc.	6.300	12/15/15	177,973	186,869
CenturyLink, Inc.	6.450	06/15/21	380,000	405,424
CenturyLink, Inc.	7.600	09/15/39	220,000	216,154
Crown Castle Towers LLC (S)	4.883	08/15/20	940,000	1,072,522
Crown Castle Towers LLC (S)	6.113	01/15/20	420,000	510,156
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	520,000	562,464
GTP Towers Issuer LLC (S)	4.436	02/15/15	232,000	241,488
Qwest Corp.	6.750	12/01/21	595,000	686,889
Telecom Italia Capital SA	6.999	06/04/18	285,000	322,637
Telecom Italia Capital SA	7.200	07/18/36	220,000	221,100
Telefonica Emisiones SAU	2.582	04/26/13	500,000	500,973

Wireless Telecommunication Services 0.4%
SBA Tower Trust (S)	2.933	12/15/17	320,000	334,144
SBA Tower Trust (S)	5.101	04/17/17	280,000	314,183
Verizon New York, Inc.	7.000	12/01/33	195,000	201,377

Utilities 2.4%				5,739,924

Electric Utilities 1.4%
Beaver Valley II Funding	9.000	06/01/17	348,000	353,042
Commonwealth Edison Company	5.800	03/15/18	225,000	271,697
Electricite de France SA (Q)(S)	5.250	01/29/23	180,000	177,264
Exelon Generation Company LLC	5.600	06/15/42	165,000	179,961
FirstEnergy Corp.	4.250	03/15/23	295,000	295,240
FPL Energy National Wind LLC (S)	5.608	03/10/24	134,248	127,989
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	400,000	453,566
NextEra Energy Capital Holdings, Inc. (P)	6.650	06/15/67	145,000	155,150
Oncor Electric Delivery Company LLC	5.000	09/30/17	300,000	341,234
PNPP II Funding Corp.	9.120	05/30/16	84,000	87,177
PPL WEM Holdings PLC (S)	3.900	05/01/16	360,000	380,628
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	260,000	287,608
W3A Funding Corp.	8.090	01/02/17	156,571	161,279

Independent Power Producers & Energy Traders 0.5%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	675,000	785,587
Constellation Energy Group, Inc.	5.150	12/01/20	265,000	301,838
Exelon Generation Company LLC	6.250	10/01/39	135,000	157,318

Multi-Utilities 0.5%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	555,000	588,328
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	585,000	635,018

7

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 0.8%				$2,006,134

(Cost $1,757,724)

State of Illinois	5.100	06/01/33	$280,000	277,519
University of Texas	4.794	08/15/46	1,500,000	1,728,615

Collateralized Mortgage Obligations 20.0%				$47,618,397

(Cost $45,269,064)

Commercial & Residential 12.0%				28,475,275

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	450,000	457,358
Series 2007-1A, Class D (S)	5.957	04/15/37	420,000	426,892
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	470,000	573,288
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.767	05/10/45	355,000	398,268
Series 2006-4, Class AM	5.675	07/10/46	675,000	763,145
Series 2006-3, Class A4 (P)	5.889	07/10/44	620,000	700,146
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.902	01/25/35	445,429	427,294
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10/25/34	374,840	390,405
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.219	07/15/44	185,000	188,295
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12/10/49	820,000	962,874
Series 2012-CR2, Class XA IO	1.968	08/15/45	2,840,642	363,679
Series 2012-CR5, Class XA IO	1.950	12/10/45	4,095,459	502,058
Series 2012-LC4, Class B (P)	4.934	12/10/44	290,000	329,324
Series 2012-LC4, Class C (P)	5.649	12/10/44	555,000	643,932
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.701	09/20/46	3,961,036	331,290
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05/05/27	245,000	256,104
Series 2012-FBLU, Class D (S)	5.007	05/05/27	365,000	384,808
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.568	08/19/34	427,725	414,520
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.862	07/10/38	530,000	594,208
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.657	09/25/35	688,956	677,566
Series 2004-9, Class B1 (P)	3.205	08/25/34	293,982	133,641
Series 2006-AR1, Class 3A1 (P)	3.171	01/25/36	430,494	393,562
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.802	11/08/29	480,000	482,112
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.072	08/19/45	1,615,382	97,958
Series 2005-2, Class X IO	2.310	05/19/35	6,986,693	503,484
Series 2005-8, Class 1X IO	2.255	09/19/35	1,728,015	140,598
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.029	10/25/36	4,168,748	297,148
Series 2005-AR18, Class 2X IO	1.675	10/25/36	5,355,404	282,230

8

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.238	12/15/44	$930,000	$1,036,563
Series 2006-LDP7, Class AM (P)	5.868	04/15/45	565,000	642,171
Series 2006-LDP9, Class AM	5.372	05/15/47	675,000	726,575
Series 2007-CB18, Class A4	5.440	06/12/47	875,000	995,405
Series 2007-LD12, Class AM (P)	6.003	02/15/51	765,000	865,120
Series 2007-LDPX Class AM (P)	5.464	01/15/49	565,000	605,207
Series 2012-HSBC,Class XA IO (S)	1.431	07/05/32	2,845,000	327,809
Series 2012-PHH, Class D (P) (S)	3.469	10/15/25	225,000	228,046
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	800,000	898,926
Series 2007-C2, Class A3	5.430	02/15/40	870,000	983,149
Merrill Lynch Mortgage Investors Trust
Series 2007-3, Class M1 (P)	3.386	09/25/37	111,679	58,787
Series 2007-3, Class M2 (P)	3.386	09/25/37	44,462	6,032
Series 2007-3, Class M3 (P)	3.386	09/25/37	28,057	1,051
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.190	02/15/46	195,000	204,373
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	515,000	562,321
Series 2006-HQ8, Class AM (P)	5.466	03/12/44	705,000	786,280
Series 2007-IQ13, Class A4	5.364	03/15/44	780,000	890,931
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.532	05/25/35	438,844	408,194
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	810,000	802,473
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P) (S)	2.220	10/25/57	358,949	363,185
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	220,000	220,927
Structured Adjustable Rate Mortgage Loan Trust
Series 3662, Series IA IO	3.500	03/01/43	975,000	143,813
Series 3692, Class 8B6 IO	3.500	03/01/43	2,995,000	436,147
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.692	03/25/33	177,023	126,866
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.862	03/25/44	485,168	483,918
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	320,000	356,532
Series 2012-C1, Class C (P) (S)	5.536	05/10/45	215,000	244,907
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.822	05/10/63	3,904,215	409,849
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	245,000	267,660
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.427	11/25/34	6,261,704	313,935
Series 2005-AR1, Class X IO	1.478	01/25/45	9,593,152	547,212
Series 2005-AR8, Class X IO	1.608	07/25/45	8,016,743	474,367
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.670	04/25/35	327,670	321,815
WF-RBS Commercial Mortgage Trust
Series 2012-C9 XA IO (S)	2.283	11/15/45	4,318,858	618,542

9

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency 8.0%				$19,143,122

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	$3,056,848	429,259
Series 290, Class IO	3.500	11/15/32	3,013,771	627,217
Series 3581, Class IO	6.000	10/15/39	242,982	34,184
Series 3623, Class LI IO	4.500	01/15/25	213,545	16,957
Series 3630, Class BI IO	4.000	05/15/27	93,669	2,354
Series 3794, Class PI IO	4.500	02/15/38	509,949	49,181
Series 3830, Class NI IO	4.500	01/15/36	2,942,691	335,881
Series 3833, Class LI IO	2.175	10/15/40	2,538,009	131,139
Series 3908, Class PA	4.000	06/15/39	522,943	556,867
Series 3956, Class DJ	3.250	10/15/36	1,720,605	1,761,309
Series 4030, Class BI IO	5.000	01/15/42	570,293	109,996
Series 4060, Class HC	3.000	03/15/41	947,973	1,001,979
Series 4065, Class QA	3.000	08/15/41	674,793	708,457
Series 4068, Class BH	3.000	06/15/40	849,598	887,225
Series 4074, Class PA	3.000	05/15/41	970,038	1,021,372
Series 4088, Class CA	3.000	03/15/42	985,231	1,044,324
Series 4136, Class IH IO	3.500	09/15/27	2,596,030	385,800
Series K017, Class X1 IO	1.455	12/25/21	2,246,208	223,446
Series K018, Class X1 IO	1.464	01/25/22	2,889,170	289,795
Series K021, Class X1 IO	1.514	06/25/22	676,166	75,285
Series K022, Class X1 IO	1.309	07/25/22	5,314,243	511,124
Series K707, Class X1 IO	1.559	12/25/18	1,963,444	153,125
Series K708, Class X1 IO	1.512	01/25/19	4,460,059	346,627
Series K709, Class X1 IO	1.546	03/25/19	2,645,382	211,956
Series K710, Class X1 IO	1.784	05/25/19	2,025,835	190,945
Series K711, Class X1 IO	1.711	07/25/19	7,154,635	657,718
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	325,518	27,223
Series 2009-50, Class GI IO	5.000	05/25/39	582,312	64,647
Series 2009-78, Class IB IO	5.000	06/25/39	780,821	69,446
Series 2010-14, Class AI IO	4.000	08/25/27	269,539	6,905
Series 2010-3, Class LI IO	5.000	02/25/25	3,139,661	282,224
Series 2010-36, Class BI IO	4.000	03/25/28	273,584	8,631
Series 2010-68, Class CI IO	5.000	11/25/38	633,944	80,718
Series 2011-146, Class MA	3.500	08/25/41	920,825	992,011
Series 2012-118, Class IB IO	3.500	11/25/42	1,250,658	314,626
Series 2012-120, Class PA	3.500	10/25/42	780,919	833,716
Series 2012-137, Class QI IO	3.000	12/25/27	2,587,111	376,856
Series 2012-137, Class WI IO	3.500	12/25/32	1,818,045	365,808
Series 2012-19, Class JA	3.500	03/25/41	1,507,716	1,645,548
Series 2012-67, Class KG	3.500	02/25/41	309,818	338,148
Series 2012-98, Class JP	3.500	03/25/42	959,499	1,046,429
Series 398, Class C3 IO	4.500	05/25/39	317,098	25,571
Series 401, Class C2 IO	4.500	06/25/39	248,724	22,529
Series 402, Class 3 IO	4.000	11/25/39	390,233	40,195
Series 402, Class 4 IO	4.000	10/25/39	636,102	63,735
Series 402, Class 7 IO	4.500	11/25/39	619,641	70,160
Series 407, Class 15 IO	5.000	01/25/40	624,314	88,490
Series 407, Class 16 IO	5.000	01/25/40	123,963	13,487
Series 407, Class 17 IO	5.000	01/25/40	121,133	14,708
Series 407, Class 21 IO	5.000	01/25/39	416,837	40,888
Series 407, Class 7 IO	5.000	03/25/41	476,033	85,200
Series 407, Class 8 IO	5.000	03/25/41	233,404	34,382
Series 407, Class C6 IO	5.500	01/25/40	1,333,656	223,551

10

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	$644,991	$38,034
Series 2012-114, Class IO	1.027	01/16/53	1,682,507	165,734

Asset Backed Securities 4.1%				$9,736,760

(Cost $9,063,068)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.562	09/25/34	237,422	232,845
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.652	03/25/35	347,339	342,357
Series 2005-R3, Class M2 (P)	0.672	05/25/35	405,000	367,822
Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.752	05/25/34	325,679	319,362
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.622	03/25/35	297,046	288,530
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.554	02/28/41	154,837	153,599
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.442	07/25/36	623,976	559,713
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.652	05/25/35	213,222	206,783
Series 2006-NC4, Class A5 (P)	0.262	10/25/36	68,211	55,665
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.642	04/25/36	439,325	431,387
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.672	05/25/36	470,000	455,019
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	881,575	994,503
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.662	11/25/35	485,000	444,342
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.682	11/25/35	355,000	346,558
Series 2005-6, Class M1 (P)	0.672	12/25/35	265,000	259,804
Leaf Receivables Funding 6 LLC
Series 2011-1, Class A (S)	1.700	12/20/18	32,962	32,808
Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.902	08/25/37	163,667	158,402
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.952	09/25/35	152,899	143,274
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.652	03/25/35	240,000	232,800
Series 2005-3, Class M1 (P)	0.682	07/25/35	195,000	191,692
NovaStar Home Equity Loan
Series 2004-4, Class M3 (P)	1.282	03/25/35	473,150	461,133
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.832	02/25/35	534,028	527,855
Series 2005-WCH1, Class M2 (P)	0.722	01/25/36	528,428	518,811
People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.072	01/25/35	385,000	377,711
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.622	03/25/35	255,000	239,926

11

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	$106,619	$107,019
Series 2005-2, Class AF4	4.934	08/25/35	420,000	409,017
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	340,350	383,594
Westgate Resorts LLC
Series 2012-3A, Class A (S)	2.500	03/20/25	379,330	379,923
Series 2012-3A, Class B (S)	4.500	03/20/25	114,256	114,506

Foreign Government Obligations 0.1%				$240,418

(Cost $219,285)

South Korea 0.1%				240,418

Korea Development Bank	4.000	09/09/16	220,000	240,418

Capital Preferred Securities 1.1%				$2,588,723

(Cost $2,440,525)

Financials 1.1%				2,588,723

Capital Markets 0.2%
State Street Capital Trust IV (P)	1.308	06/15/37	695,000	557,738

Commercial Banks 0.6%
Allfirst Preferred Capital Trust (P)	1.804	07/15/29	205,000	164,000
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	595,000	595,744
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (L)(Q)	6.750	08/01/21	135,000	154,744
PNC Preferred Funding Trust III (8.700% to 03/15/2013, then
3 month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	530,000	537,197

Insurance 0.3%
MetLife Capital Trust X (9.250% to 04/08/2038, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	250,000	345,000
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	220,000	234,300

			Shares	Value

Preferred Securities 0.5%				$1,247,470

(Cost $1,144,595)

			Shares	Value

Financials 0.3%				761,356

Commercial Banks 0.3%
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)			15,450	427,965
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%)			12,325	333,391

12

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

		Shares	Value
Industrials 0.1%			$276,571

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%		4,748	276,571

Utilities 0.1%			209,543

Electric Utilities 0.1%
Duke Energy Corp., 5.125%		8,365	209,543

	Yield(%)	Shares	Value

Securities Lending Collateral 0.1%			$142,154

(Cost $142,155)

John Hancock Collateral Investment Trust (W)	0.2514(Y)	14,203	142,154

		Par Value	Value

Short-Term Investments 1.4%			$3,271,000

(Cost $3,271,000)

Repurchase Agreement 1.4%			3,271,000

Repurchase Agreement with State Street Corp. dated 02-28-13 at
0.010% to be repurchased at $3,271,001 on 03-01-13, collateralized by $2,540,000 U.S. Treasury Bond 4.625% due 02-15-40 (valued at
$3,337,174, including interest)		$3,271,000	3,271,000

Total investments (Cost $225,208,330)† 99.5%			$236,706,392

Other assets and liabilities, net 0.5%			$1,199,662

Total net assets 100.0%			$237,906,054

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(L) A portion of this security is on loan as of 2-28-13.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-13.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $225,912,486. Net unrealized depreciation aggregated $10,793,906, of which $13,059,142 related to appreciated investment securities and $2,265,236 related to depreciated investment securities.

13

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	02/28/13	Price	Inputs	Inputs
U.S. Government & Agency Obligations	$86,950,370	—	$86,950,370	—
Corporate Bonds	82,904,966	—	82,904,966	—
Municipal Bonds	2,006,134	—	2,006,134	—
Collateralized Mortgage Obligations	47,618,397	—	46,556,325	$1,062,072
Asset Backed Securities	9,736,760	—	9,736,760	—
Foreign Government Obligations	240,418	—	240,418	—
Capital Preferred Securities	2,588,723	—	2,588,723	—
Preferred Securities	1,247,470	1,247,470	—	—
Securities Lending Collateral	142,154	142,154	—	—
Short-Term Investments	3,271,000	—	3,271,000	—
Total Investments in Securities	$236,706,392	$1,389,624	$234,254,696	$1,062,072
Other Financial Instruments:
Futures	($360)	($360)	—	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

14

Investment Grade Bond Fund
As of 2-28-13 (Unaudited)

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended February 28, 2013, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 28, 2013:

	Number of		Expiration	Notional	Notional	Unrealized
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

U.S. Treasury 10-Year Note Futures	35	Short	June-2013	($4,603,781)	($4,604,141)	($360)

Notional basis refers to the contractual amount agreed upon at inception of the open contracts; notional value represents the current value of the open contracts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

55Q3 2/13
4/13

John Hancock MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

Government Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 72.0%				$264,379,336

(Cost $259,658,209)

U.S. Government 8.8%				32,076,961

Treasury Inflation Protected Securities
Inflation Indexed Note (D)	3.875	04/15/29	$1,641,228	2,674,432
U.S. Treasury
Bond	3.750	08/15/41	9,500,000	10,803,286
Note	2.000	02/15/23	10,405,000	10,513,930
Note	2.625	11/15/20	6,000,000	6,534,846
Strips, PO	2.911	11/15/30	2,625,000	1,550,467

U.S. Government Agency 63.2%				232,302,375

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.357	09/01/41	14,360,443	14,845,523
30 Yr Pass Thru	3.000	10/01/42	3,475,414	3,586,668
30 Yr Pass Thru	3.500	05/01/42	17,521,314	18,515,102
30 Yr Pass Thru	3.500	06/01/42	3,445,373	3,640,790
30 Yr Pass Thru	5.000	04/01/41	1,385,891	1,500,227
30 Yr Pass Thru	6.500	04/01/39	902,743	1,001,464
30 Yr Pass Thru	6.500	09/01/39	1,264,379	1,401,858
Federal National Mortgage Association
30 Yr Pass Thru	3.000	10/29/27	950,000	944,536
30 Yr Pass Thru	3.000	08/01/42	3,000,000	3,108,926
30 Yr Pass Thru	3.000	09/01/42	7,165,930	7,426,116
30 Yr Pass Thru	3.000	10/01/42	4,248,081	4,402,323
30 Yr Pass Thru	3.000	11/01/42	3,481,617	3,608,030
30 Yr Pass Thru	3.000	12/01/42	8,894,324	9,225,604
30 Yr Pass Thru	3.000	02/01/43	585,000	606,241
30 Yr Pass Thru (P)	3.426	07/01/39	1,042,433	1,104,432
30 Yr Pass Thru	3.500	06/01/42	696,901	740,838
30 Yr Pass Thru	3.500	06/01/42	3,471,945	3,684,331
30 Yr Pass Thru	3.500	06/01/42	4,780,534	5,071,474
30 Yr Pass Thru	3.500	06/01/42	4,625,373	4,906,870
30 Yr Pass Thru	3.500	07/01/42	1,294,033	1,373,192
30 Yr Pass Thru	4.000	12/01/40	4,907,677	5,342,278
30 Yr Pass Thru	4.000	02/01/41	3,597,274	3,870,866
30 Yr Pass Thru	4.000	09/01/41	6,329,904	6,912,209
30 Yr Pass Thru	4.000	09/01/41	2,464,046	2,690,720
30 Yr Pass Thru	4.000	09/01/41	4,892,099	5,270,284
30 Yr Pass Thru	4.000	10/01/41	4,232,493	4,592,754
30 Yr Pass Thru (P)	4.183	05/01/34	2,565,777	2,695,887
30 Yr Pass Thru	4.500	08/01/40	7,282,399	7,836,542
30 Yr Pass Thru	4.500	06/01/41	9,911,550	10,798,940
30 Yr Pass Thru	4.500	07/01/41	8,267,210	9,007,381
30 Yr Pass Thru	4.500	01/01/42	9,403,366	10,259,951
30 Yr Pass Thru	4.500	02/01/42	7,473,883	8,061,281
30 Yr Pass Thru (P)	4.866	04/01/48	340,755	364,383
30 Yr Pass Thru	5.000	11/01/33	3,443,438	3,739,251
30 Yr Pass Thru	5.000	04/01/35	1,019,640	1,104,844
30 Yr Pass Thru	5.000	09/01/40	3,021,773	3,394,207
30 Yr Pass Thru	5.000	09/01/40	8,762,208	9,842,152
30 Yr Pass Thru	5.000	10/01/40	4,056,560	4,518,501
30 Yr Pass Thru	5.000	04/01/41	3,168,254	3,544,881
30 Yr Pass Thru	5.000	04/01/41	963,659	1,047,498

1

Government Income Fund

As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	5.000	05/01/41	$20,079,864	$21,826,814
30 Yr Pass Thru	5.500	09/01/34	3,182,612	3,495,722
30 Yr Pass Thru	5.500	08/01/37	3,930,833	4,320,009
30 Yr Pass Thru	6.000	06/01/40	4,989,257	5,468,498
30 Yr Pass Thru	6.500	06/01/39	1,434,640	1,600,495
Government National Mortgage Association
15 Yr Pass Thru	7.500	04/15/13	1,481	1,482

Corporate Bonds 0.6%				$2,216,710

(Cost $2,008,604)

Telecommunication Services 0.6%				2,216,710

Diversified Telecommunication Services 0.4%				1,642,399

Crown Castle Towers LLC (S)	6.113	01/15/20	760,000	923,139
GTP Towers Issuer LLC (S)	4.436	02/15/15	691,000	719,260

Wireless Telecommunication Services 0.2%				574,311

SBA Tower Trust (S)	2.933	12/15/17	550,000	574,311

Collateralized Mortgage Obligations 22.7%				$83,239,302

(Cost $78,900,644)

Commercial & Residential 11.0%				40,215,722

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.422	06/25/45	898,583	799,762
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,365,000	1,387,319
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.762	07/25/35	699,056	644,175
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10/25/34	599,954	624,867
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12/10/49	2,245,000	2,636,162
Series 2012-CR2, Class XA IO	1.968	08/15/45	4,906,564	628,173
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.568	08/19/34	1,020,431	988,927
GS Mortgage Securities Corp. II
Series 2013-KY0, Class D (P)(S)	2.800	11/08/29	755,000	758,322
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.657	09/25/35	1,043,419	1,026,168
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.072	08/19/45	4,654,043	282,225
Series 2005-2, Class X IO	2.310	05/19/35	16,298,188	1,174,501
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.029	10/25/36	13,182,929	939,679
Series 2005-AR18, Class 2X IO	1.675	10/25/36	12,601,653	664,107
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.868	04/15/45	1,435,000	1,631,001
Series 2006-LDP9, Class AM	5.372	05/15/47	1,060,000	1,140,992
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,275,212
Series 2007-LD12, Class AM (P)	6.003	02/15/51	1,180,000	1,334,434
Series 2007-LDPX Class AM (P)	5.464	01/15/49	865,000	926,555
Series 2012-HSBC, Class XA IO (S)	1.431	07/05/32	5,077,500	585,045

2

Government Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	$1,770,000	$1,988,873
Series 2007-C2, Class A3	5.430	02/15/40	2,125,000	2,401,369
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	900,000	982,697
Series 2006-HQ8, Class AM (P)	5.466	03/12/44	1,645,000	1,834,654
Series 2007-IQ13, Class A4	5.364	03/15/44	2,025,000	2,312,993
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.532	05/25/35	675,332	628,165
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P) (S)	2.220	10/25/57	621,595	628,930
Structured Adjustable Rate Mortgage Loan Trust	3.500	03/01/43	6,093,940	890,243
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.862	03/25/44	1,089,711	1,086,905
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	555,000	618,360
Series 2012-C1, Class C (P) (S)	5.536	05/10/45	370,000	421,468
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	380,000	415,146
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.427	11/25/34	15,357,808	769,974
Series 2005-AR1, Class X IO	1.478	01/25/45	24,201,457	1,380,497
Series 2005-AR19, Class A1A2 (P)	0.492	12/25/45	998,259	910,014
Series 2005-AR2, Class 2A3 (P)	0.552	01/25/45	562,527	528,426
Series 2005-AR2, Class X IO	1.574	01/25/45	16,858,805	1,041,389
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.670	04/25/35	944,876	927,993

U.S. Government Agency 11.7%				43,023,580

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	4,746,316	666,503
Series 290, Class IO	3.500	11/15/32	4,861,558	1,011,773
Series 3581, Class IO	6.000	10/15/39	658,323	92,616
Series 3623, Class LI IO	4.500	01/15/25	629,949	50,021
Series 3630, Class BI IO	4.000	05/15/27	273,090	6,863
Series 3699, Class MI IO	4.500	01/15/38	2,365,081	197,838
Series 3747, Class HI IO	4.500	07/15/37	5,324,752	361,128
Series 3794, Class PI IO	4.500	02/15/38	1,192,089	114,969
Series 3830, Class NI IO	4.500	01/15/36	5,299,986	604,945
Series 3833, Class LI IO	2.175	10/15/40	6,076,614	313,980
Series 3908, Class PA	4.000	06/15/39	926,128	986,207
Series 4027, Class TA	3.500	07/15/41	2,245,207	2,388,034
Series 4030, Class BI IO	5.000	01/15/42	1,013,256	195,434
Series 4060, Class HC	3.000	03/15/41	1,710,161	1,807,589
Series 4065, Class QA	3.000	08/15/41	1,215,584	1,276,228
Series 4074, Class PA	3.000	05/15/41	3,880,151	4,085,488
Series 4077, Class IK IO	5.000	07/15/42	1,397,394	385,165
Series 4088, Class CA	3.000	03/15/42	4,433,540	4,699,459
Series 4136, Class IH IO	3.500	09/15/27	3,990,912	593,095
Series K017, Class X1 IO	1.455	12/25/21	3,892,435	387,208
Series K022, Class X1 IO	1.309	07/25/22	8,246,068	793,107
Series K706, Class X1 IO	1.594	10/25/18	9,925,075	781,421
Series K707, Class X1 IO	1.559	12/25/18	3,363,768	262,334
Series K708, Class X1 IO	1.512	01/25/19	8,027,108	623,851
Series K709, Class X1 IO	1.546	03/25/19	4,752,720	380,802

3

Government Income Fund

As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Series K710, Class X1 IO	1.784	05/25/19	$3,602,594	$339,563
Series K711, Class X1 IO	1.711	07/25/19	11,311,518	1,039,857
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12/25/23	2,111,339	2,330,227
Series 2009-109, Class IW IO	4.500	04/25/38	874,394	73,125
Series 2009-47, Class EI IO	5.000	08/25/19	902,344	77,016
Series 2009-50, Class GI IO	5.000	05/25/39	1,641,403	182,224
Series 2009-78, Class IB IO	5.000	06/25/39	2,073,291	184,399
Series 2010-14, Class AI IO	4.000	08/25/27	752,674	19,283
Series 2010-25, Class NI IO	5.000	03/25/25	3,214,202	279,292
Series 2010-3, Class LI IO	5.000	02/25/25	8,571,330	770,476
Series 2010-36, Class BI IO	4.000	03/25/28	800,202	25,243
Series 2010-68, Class CI IO	5.000	11/25/38	1,498,981	190,860
Series 2011-146, Class MA	3.500	08/25/41	1,652,198	1,779,924
Series 2012-110, Class MA	3.000	07/25/41	1,832,671	1,966,388
Series 2012-118, Class IB IO	3.500	11/25/42	2,039,764	513,140
Series 2012-120, Class PA	3.500	10/25/42	1,265,287	1,350,831
Series 2012-137, Class QI IO	3.000	12/25/27	3,953,701	575,923
Series 2012-137, Class WI IO	3.500	12/25/32	2,883,112	580,110
Series 2012-19, Class JA	3.500	03/25/41	2,626,649	2,866,772
Series 2012-21, Class IQ IO	4.500	09/25/41	2,134,867	392,527
Series 2012-98, Class JP	3.500	03/25/42	1,659,542	1,809,895
Series 398, Class C3 IO	4.500	05/25/39	895,181	72,188
Series 401, Class C2 IO	4.500	06/25/39	717,953	65,031
Series 402, Class 3 IO	4.000	11/25/39	1,101,836	113,492
Series 402, Class 4 IO	4.000	10/25/39	1,796,723	180,026
Series 402, Class 7 IO	4.500	11/25/39	1,613,280	182,667
Series 407, Class 15 IO	5.000	01/25/40	1,383,526	196,100
Series 407, Class 16 IO	5.000	01/25/40	277,095	30,147
Series 407, Class 17 IO	5.000	01/25/40	270,869	32,888
Series 407, Class 21 IO	5.000	01/25/39	933,896	91,607
Series 407, Class 7 IO	5.000	03/25/41	1,141,734	204,347
Series 407, Class 8 IO	5.000	03/25/41	557,795	82,166
Series 407, Class C6 IO	5.500	01/25/40	2,289,960	383,849
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,563,401	92,190
Series 2012-114, Class IO	1.027	01/16/53	2,804,179	276,223
Series 2013-6, Class AI	3.500	08/20/39	3,229,181	607,526

Asset Backed Securities 3.3%				$12,257,413

(Cost $11,188,477)

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.562	09/25/34	571,531	560,513
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.672	05/25/35	645,000	585,790
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.622	03/25/35	665,958	646,865
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.402	01/25/36	792,394	739,303
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.554	02/28/41	436,359	432,869
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.442	07/25/36	1,051,082	942,832

4

Government Income Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities (continued)

Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.652	05/25/35	$504,352	$489,121
Series 2006-NC4, Class A5 (P)	0.262	10/25/36	223,992	182,791
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	6.054	06/25/37	482,421	490,321
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.382	06/25/36	952,078	945,746
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.662	11/25/35	805,000	737,516
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.682	11/25/35	645,000	629,661
Series 2005-6, Class M1 (P)	0.672	12/25/35	460,000	450,980
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.652	03/25/35	547,000	530,589
NovaStar Home Equity Loan
Series 2004-4, Class M3 (P)	1.282	03/25/35	1,138,517	1,109,601
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.832	02/25/35	1,136,023	1,122,892
Series 2005-WCH1, Class M2 (P)	0.722	01/25/36	1,031,286	1,012,519
People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.072	01/25/35	660,000	647,504

			Par value	Value

Short-Term Investments 1.4%				$5,210,000

(Cost $5,210,000)

Repurchase Agreement 1.4%				5,210,000

Repurchase Agreement with State Street Corp. dated 2-28-13 at
0.010% to be repurchased at $5,210,001 on 3-1-13, collateralized by $4,045,000 U.S. Treasury Bond, 4.625% due 2-15-40 (valued at
$5,314,515, including interest)			5,210,000	5,210,000

Total investments (Cost $356,965,934)† 100.0%				$367,302,761

Other assets and liabilities, net 0.0%				$99,909

Total net assets 100.0%				$367,402,670

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $357,561,053. Net unrealized appreciation aggregated $9,741,708, of which $14,217,379 related to appreciated investment securities and $4,475,671 related to depreciated investment securities.

5

Government Income Fund
As of 2-28-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2012 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	02/28/13	Price	Inputs	Inputs
U.S. Government & Agency Obligations	$264,379,336	—	$264,379,336	—
Corporate Bonds	2,216,710	—	2,216,710	—
Collateralized Mortgage Obligations	83,239,302	—	81,590,737	$1,648,565
Asset Backed Securities	12,257,413	—	12,257,413	—
Short-Term Investments	5,210,000	—	5,210,000	—
Total Investments in Securities	$367,302,761	—	$365,654,196	$1,648,565

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

56Q3 2/13
4/13

John Hancock MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

High Yield Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 60.1%				$387,219,516

(Cost $399,764,916)

Consumer Discretionary 20.7%				133,193,795

Auto Components 1.0%
American Axle & Manufacturing, Inc.	6.625	10/15/22	640,000	654,400
Exide Technologies	8.625	02/01/18	3,071,000	2,564,285
The Goodyear Tire & Rubber Company	7.000	05/15/22	880,000	917,400
Tower Automotive Holdings USA LLC (S)	10.625	09/01/17	1,420,000	1,565,550
Visteon Corp.	6.750	04/15/19	1,022,000	1,088,430

Automobiles 0.5%
Chrysler Group LLC	8.250	06/15/21	3,000,000	3,322,500

Hotels, Restaurants & Leisure 7.4%
AMG Management (H)	0.000	11/01/15	5,740,905	2,640,816
CCM Merger, Inc. (S)	9.125	05/01/19	1,620,000	1,640,250
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	22,920,000	14,325
Greektown Superholdings, Inc. (V)	13.000	07/01/15	7,688,000	8,264,600
Indianapolis Downs LLC & Capital Corp. (H)(S)	15.500	11/01/13	726,488	34,508
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	11,391,000	11,049,270
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	41,605,000	3,328,400
Mohegan Tribal Gaming Authority (S)	10.500	12/15/16	8,100,000	8,019,000
Mohegan Tribal Gaming Authority (S)	11.000	09/15/18	11,145,000	9,584,700
Waterford Gaming LLC (S)	8.625	09/15/14	1,404,654	800,861
Wok Acquisition Corp. (S)	10.250	06/30/20	2,060,000	2,196,475

Household Durables 3.4%
Beazer Homes USA, Inc.	9.125	06/15/18	3,520,000	3,757,600
Beazer Homes USA, Inc.	9.125	05/15/19	8,635,000	9,239,450
K Hovnanian Enterprises, Inc.	7.500	05/15/16	1,430,000	1,446,088
Meritage Homes Corp.	7.000	04/01/22	2,265,000	2,508,488
Standard Pacific Corp.	8.375	01/15/21	2,100,000	2,493,750
Urbi Desarrollos Urbanos SAB de CV (S)	9.750	02/03/22	2,625,000	2,191,875

Media 6.0%
Clear Channel Communications, Inc., PIK	11.000	08/01/16	14,084,012	10,633,429
DISH DBS Corp.	7.875	09/01/19	1,400,000	1,657,250
Lynx II Corp. (S)	6.375	04/15/23	1,800,000	1,865,250
Sirius XM Canada Holdings, Inc.	8.000	09/10/14	CAD 9,855,000	11,037,600
Sirius XM Canada Holdings, Inc.	9.750	06/21/18	CAD 8,710,000	9,319,238
WMG Acquisition Corp. (S)	6.000	01/15/21	1,435,000	1,485,225
WMG Acquisition Corp.	11.500	10/01/18	2,395,000	2,781,194

Specialty Retail 1.8%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	5,621,000	5,761,525
Petco Holdings Inc., PIK (S)	8.500	10/15/17	1,435,000	1,478,050
Toys R Us, Inc.	10.375	08/15/17	4,260,000	4,164,150

Textiles, Apparel & Luxury Goods 0.6%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	3,345,000	3,687,863

Consumer Staples 4.6%				29,671,299

Food & Staples Retailing 1.1%
Rite Aid Corp.	9.250	03/15/20	5,520,000	6,182,400
Tops Holding Corp. (S)	8.875	12/15/17	1,028,000	1,112,810

Food Products 1.2%
Chiquita Brands International, Inc. (S)	7.875	02/01/21	2,685,000	2,731,988

1

High Yield Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Simmons Foods, Inc. (S)	10.500	11/01/17	5,267,000	$5,161,660

Household Products 1.6%
Harbinger Group, Inc. (S)	7.875	07/15/19	2,785,000	2,889,438
Reynolds Group Issuer, Inc.	9.000	04/15/19	5,000,000	5,300,000
YCC Holdings LLC, PIK	10.250	02/15/16	2,145,000	2,212,053

Tobacco 0.7%
Alliance One International, Inc.	10.000	07/15/16	2,240,000	2,366,000
Vector Group, Ltd. (S)	7.750	02/15/21	1,665,000	1,714,950

Energy 8.2%				53,155,921

Energy Equipment & Services 0.4%
Permian Holdings, Inc. (S)	10.500	01/15/18	2,535,000	2,598,375
Oil, Gas & Consumable Fuels 7.8%
Arch Coal, Inc.	7.250	06/15/21	7,713,000	6,594,615
Carrizo Oil & Gas, Inc.	7.500	09/15/20	2,770,000	2,908,500
Connacher Oil and Gas, Ltd. (S)	8.500	08/01/19	8,190,000	5,118,750
EP Energy LLC	7.750	09/01/22	4,645,000	5,028,213
Halcon Resources Corp. (S)	8.875	05/15/21	CAD 4,735,000	5,090,125
Paramount Resources, Ltd. (S)	7.625	12/04/19	2,995,000	2,904,242
Penn Virginia Corp.	7.250	04/15/19	602,000	591,465
Penn Virginia Corp.	10.375	06/15/16	2,880,000	3,052,800
Petroleos de Venezuela SA	5.375	04/12/27	4,400,000	3,190,000
Plains Exploration & Production Company	6.875	02/15/23	1,650,000	1,901,625
Quicksilver Resources, Inc.	11.750	01/01/16	2,120,000	2,130,600
Rex Energy Corp. (S)	8.875	12/01/20	3,583,000	3,654,660
Rockies Express Pipeline LLC (S)	6.000	01/15/19	1,960,000	1,920,800
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21	605,000	624,663
Samson Investment Company (S)	9.750	02/15/20	2,690,000	2,861,488
Sidewinder Drilling, Inc. (S)	9.750	11/15/19	2,985,000	2,985,000

Financials 6.2%				39,915,605

Capital Markets 0.3%
E*TRADE Financial Corp.	6.375	11/15/19	1,680,000	1,751,400

Commercial Banks 0.9%
Regions Bank	6.450	06/26/37	2,425,000	2,594,750
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	2,875,000	3,140,938

Diversified Financial Services 1.8%
Citigroup, Inc. (5.950% to 01/30/2023, then 3 month LIBOR +
4.069%) (Q)	5.950	01/30/23	3,890,000	3,962,938
iPayment, Inc.	10.250	05/15/18	5,200,000	4,810,000
MModal, Inc. (S)	10.750	08/15/20	3,295,000	2,833,700

Real Estate Investment Trusts 0.2%
iStar Financial, Inc.	9.000	06/01/17	1,206,000	1,340,168

Real Estate Management & Development 2.4%
Brookfield Residential Properties, Inc. (S)	6.500	12/15/20	1,205,000	1,277,300
Mattamy Group Corp. (S)	6.500	11/15/20	1,655,000	1,648,794
Realogy Corp.	13.375	04/15/18	2,315,000	2,494,413
Realogy Group LLC	12.000	04/15/17	9,438,092	10,075,163

2

High Yield Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Thrifts & Mortgage Finance 0.6%
Alfa Bank OJSC (S)	7.500	09/26/19	2,605,000	$2,811,603
Nationstar Mortgage LLC (S)	7.875	10/01/20	1,075,000	1,174,438

Health Care 1.1%				7,422,709

Health Care Providers & Services 0.8%
Catalent Pharma Solutions, Inc.	9.500	04/15/15	847,405	852,701
ExamWorks Group, Inc.	9.000	07/15/19	738,000	795,195
National Mentor Holdings, Inc. (S)	12.500	02/15/18	3,520,000	3,748,800

Pharmaceuticals 0.3%
Endo Health Solutions, Inc.	7.250	01/15/22	1,863,000	2,026,013

Industrials 3.4%				21,647,553

Aerospace & Defense 0.3%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	1,390,000	1,534,213

Airlines 1.1%
Air Canada (S)	9.250	08/01/15	1,730,000	1,838,125
Air Canada (S)	12.000	02/01/16	2,890,000	3,146,488
KLM Royal Dutch Airlines NV (2.125% to 2-12-15, coupon
reset every 10 years by company) (Q)	2.125	02/12/15	CHF 1,680,000	555,639
US Airways 2012-1 Class C Pass Through Trust	9.125	10/01/15	1,500,000	1,605,000

Building Products 0.2%
Nortek, Inc. (S)	8.500	04/15/21	1,110,000	1,221,000

Commercial Services & Supplies 0.2%
Tervita Corp. (S)	8.000	11/15/18	1,180,000	1,215,400

Machinery 1.0%
Navistar International Corp.	8.250	11/01/21	6,865,000	6,624,713

Road & Rail 0.4%
Swift Services Holdings, Inc.	10.000	11/15/18	1,265,000	1,448,425
The Kenan Advantage Group, Inc. (S)	8.375	12/15/18	1,090,000	1,133,600

Trading Companies & Distributors 0.2%
United Rentals North America, Inc.	7.375	05/15/20	1,210,000	1,324,950

Information Technology 0.5%				3,003,950

Internet Software & Services 0.1%
Equinix, Inc.	4.875	04/01/20	610,000	619,150

IT Services 0.2%
Global Generations Merger Sub, Inc. (S)	11.000	12/15/20	1,040,000	1,120,600

Software 0.2%
Aspect Software, Inc.	10.625	05/15/17	1,290,000	1,264,200

Materials 9.6%				61,696,440

Chemicals 2.6%
Ferro Corp.	7.875	08/15/18	4,685,000	4,649,863
Hexion US Finance Corp.	8.875	02/01/18	3,500,000	3,517,500
Hexion US Finance Corp.	9.000	11/15/20	2,550,000	2,307,750
INEOS Group Holdings SA (S)	8.500	02/15/16	1,405,000	1,427,831
TPC Group, Inc. (S)	8.750	12/15/20	2,120,000	2,146,500
US Coatings Acquisition, Inc. (S)	7.375	05/01/21	2,630,000	2,722,050

3

High Yield Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Construction Materials 0.4%
American Gilsonite Company (S)	11.500	09/01/17	1,790,000	$1,924,250
Weekley Homes LLC (S)	6.000	02/01/23	680,000	693,600

Containers & Packaging 1.9%
ARD Finance SA, PIK (S)	11.125	06/01/18	1,857,900	2,015,822
Ardagh Packaging Finance PLC (S)	4.875	11/15/22	1,675,000	1,649,875
Ardagh Packaging Finance PLC (S)	7.000	11/15/20	2,695,000	2,701,738
Consolidated Container Company LLC (S)	10.125	07/15/20	5,505,000	5,959,163

Metals & Mining 4.0%
Edgen Murray Corp. (S)	8.750	11/01/20	4,785,000	4,904,625
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	2,630,000	2,781,225
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	580,000	620,600
HudBay Minerals, Inc.	9.500	10/01/20	2,805,000	3,029,400
Inmet Mining Corp. (S)	8.750	06/01/20	1,480,000	1,609,500
Rain CII Carbon LLC (S)	8.000	12/01/18	9,161,000	9,573,245
Thompson Creek Metals Company, Inc.	7.375	06/01/18	2,285,000	1,970,813
Thompson Creek Metals Company, Inc.	9.750	12/01/17	1,120,000	1,226,400

Paper & Forest Products 0.7%
Sappi Papier Holding GmbH (S)	7.500	06/15/32	2,155,000	1,885,625
Sappi Papier Holding GmbH (S)	7.750	07/15/17	2,153,000	2,379,065

Telecommunication Services 4.7%				30,449,769

Diversified Telecommunication Services 3.5%
Cincinnati Bell, Inc.	8.750	03/15/18	2,900,000	2,965,250
Intelsat Luxembourg SA	11.250	02/04/17	14,587,000	15,498,688
Wind Acquisition Finance SA (S)	7.250	02/15/18	2,985,000	3,074,550
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,312,082	1,371,126

Wireless Telecommunication Services 1.2%
Digicel Group, Ltd. (S)	8.250	09/30/20	2,370,000	2,527,605
Digicel, Ltd. (S)	7.000	02/15/20	4,740,000	5,012,550

Utilities 1.1%				7,062,475

Electric Utilities 0.5%
Texas Competitive Electric Holdings Company LLC, Series A	10.250	11/01/15	17,645,000	2,911,425

Independent Power Producers & Energy Traders 0.6%
NRG Energy, Inc. (S)	6.625	03/15/23	1,600,000	1,704,000
NRG Energy, Inc.	7.875	05/15/21	2,180,000	2,447,050

Capital Preferred Securities 0.5%				$3,253,840

(Cost $3,271,798)

Financials 0.5%				3,253,840

RBS Capital Trust II (6.425% to 01/03/2034, then 3 month
LIBOR + 1.9425%) (Q)	6.425	01/03/34	3,656,000	3,253,840

Convertible Bonds 2.2%				$14,167,847

(Cost $9,761,695)

Consumer Discretionary 1.8%				11,601,838

Household Durables 0.2%
M/I Homes, Inc.	3.250	09/15/17	830,000	997,556

4

High Yield Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

Media 1.6%
Mood Media Corp.	10.000	10/31/15	CAD 185,000	$186,482
XM Satellite Radio, Inc. (S)	7.000	12/01/14	5,820,000	10,417,800

Consumer Staples 0.2%				1,057,409

Tobacco 0.2%
Alliance One International, Inc.	5.500	07/15/14	1,045,000	1,057,409

Financials 0.2%				1,508,600

Commercial Banks 0.2%
Royal Bank of Scotland Group PLC (6.990% to 10/05/2017,
then 3 month LIBOR + 2.670%) (Q)(S)	6.990	10/05/17	1,588,000	1,508,600

Foreign Government Obligations 0.4%				$2,513,300

(Cost $2,659,250)

Argentina - 0.4%
City of Buenos Aires (S)	9.950	03/01/17	3,065,000	2,513,300

Term Loans (M) 7.3%				$46,991,281

(Cost $46,155,627)

Consumer Discretionary 2.3%				14,562,298

Distributors 0.1%
Renfro Corp. (T)	TBD	01/30/19	600,000	606,750

Internet & Catalog Retail 0.1%
OneStop Plus	5.500	01/30/20	600,000	600,000

Media 2.1%
Clear Channel Communications, Inc.	3.854	01/29/16	11,108,962	9,541,087
SurveyMonkey.com	5.500	02/05/19	600,000	606,750
The Star Tribune Company	8.000	09/28/14	548,612	534,896
The Star Tribune Company	8.000	09/29/14	1,102,737	1,075,169
Univision Communications, Inc.	4.454	03/31/17	1,399,044	1,401,105

Specialty Retail 0.0%
Cole Haan, Inc.	5.750	01/31/20	195,000	196,541

Energy 0.7%				4,173,631

Oil, Gas & Consumable Fuels 0.7%
Boomerang Tube LLC	11.000	10/02/17	2,335,438	2,347,115
NFR Energy LLC	8.750	12/31/18	1,205,000	1,226,088
Plains Exploration & Production Company	4.000	11/30/19	600,000	600,428

Financials 1.6%				10,252,811

Capital Markets 0.4%
Walter Investment Management Corp.	5.750	11/28/17	2,885,000	2,914,450

Diversified Financial Services 0.5%
Springleaf Finance Funding Company	5.500	05/10/17	3,000,000	3,016,875

Real Estate Investment Trusts 0.7%
iStar Financial, Inc.	4.500	09/28/17	4,317,889	4,321,486

5

High Yield Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care 0.5%				$3,501,300

Biotechnology 0.1%
Patheon, Inc.	7.250	12/06/18	713,213	721,236

Health Care Equipment & Supplies 0.0%
Assuramed Holding, Inc.	9.250	04/24/20	300,000	305,500

Health Care Providers & Services 0.4%
National Mentor Holdings, Inc.	6.500	02/09/17	2,450,063	2,474,564

Industrials 0.4%				2,618,325

Aerospace & Defense 0.4%
Consolidated Precision Product	5.750	12/20/19	1,795,000	1,812,950
LMI Aerospace, Inc.	4.750	12/28/18	600,000	605,625

Construction & Engineering 0.0%
Centaur Holdings LLC (T)	TBD	02/15/20	200,000	199,750

Materials 1.8%				11,882,916

Chemicals 0.2%
INEOS US Finance LLC	6.500	05/04/18	1,449,050	1,478,031

Construction Materials 1.2%
ST Dupont SA (T)	TBD	10/24/13	7,775,000	7,775,000

Metals & Mining 0.4%
Fortescue Metals Group Finance PTY, Ltd.	5.250	10/18/17	2,598,488	2,629,885

Collateralized Mortgage Obligations 0.5%				$3,239,159

(Cost $2,158,267)

Commercial & Residential 0.5%				3,239,159

Extended Stay America Trust (S)
Series 2013-ESHM, Class M	7.625	12/05/19	601,000	633,498
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.350	05/19/47	122,963,771	873,043
Series 2007-4, Class ES IO	0.350	07/19/47	142,119,238	1,009,047
Series 2007-6, Class ES IO (S)	0.342	08/19/37	101,911,449	723,571

Asset Backed Securities 1.5%				$9,750,245

(Cost $8,832,292)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.334	10/25/36	1,049,133	507,028
Series 2006-ASP5, Class A2C (P)	0.384	10/25/36	1,625,000	790,375
Series 2006-ASP5, Class A2D (P)	0.464	10/25/36	2,889,914	1,419,182
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.354	09/25/36	8,962,005	3,464,944
MASTR Asset Backed Securities Trust
Series 2006-HE4, Class A2 (P)	0.314	11/25/36	5,152,900	2,322,804
Securitized Asset Backed Receivables LLC
Series 2006-HE1, Class A2B (P)	0.294	07/25/36	2,771,859	1,245,912

6

High Yield Fund
As of 2-28-13 (Unaudited)

	Shares	Value

Common Stocks 3.1%		$20,050,237

(Cost $45,864,317)

Consumer Discretionary 2.2%		14,013,613

Hotels, Restaurants & Leisure 0.5%
AMG Management	1,632	0
Greektown Superholdings, Inc. (I)(V)	18,486	1,663,740
Trump Entertainment Resorts, Inc. (I)	382,151	1,528,604

Household Durables 0.3%
Beazer Homes USA, Inc. (I)	123,248	1,918,971

Media 1.4%
Granite Broadcasting Corp. (I)	11,688	58
Sirius XM Canada Holdings, Inc.	1,197,423	7,547,393
The Star Tribune Company	43,011	1,354,847
Vertis Holdings, Inc. (I)	357,027	0

Industrials 0.2%		1,122,701

Airlines 0.0%
Global Aviation Holdings, Inc. (I)	87,000	0

Commercial Services & Supplies 0.2%
Kaiser Group Holdings, Inc. (I)(V)	81,949	1,122,701

Machinery 0.0%
Glasstech, Inc., Class B	4,430	0
Glasstech, Inc., Class C	10	0

Materials 0.7%		4,913,923

Chemicals 0.7%
Huntsman Corp.	111,480	1,920,800
LyondellBasell Industries NV, Class A	25,780	1,511,224
Phosagro OAO, GDR	94,600	1,286,560

Paper & Forest Products 0.0%
Resolute Forest Products (I)	14,155	195,339

Preferred Securities 16.6%		$106,668,937

(Cost $105,856,732)

Consumer Discretionary 5.4%		34,992,105

Auto Components 0.7%
Dana Holding Corp., 4.000% (S)	25,000	3,546,875
The Goodyear Tire & Rubber Company, 5.875%	24,824	1,125,520

Automobiles 2.2%
General Motors Company, Series B, 4.750%	332,868	13,903,896

Hotels, Restaurants & Leisure 2.2%
Greektown Superholdings, Inc., Series A (V)	158,092	14,228,280

Household Durables 0.2%
Beazer Homes USA, Inc., 7.250%	62,786	1,289,624

Media 0.1%
Xanadoo Company, Series C, 6.500%	345,350	897,910

7

High Yield Fund
As of 2-28-13 (Unaudited)

			Shares	Value

Energy 0.2%				$1,387,857

Oil, Gas & Consumable Fuels 0.2%
Penn Virginia Corp., 6.000%			16,565	1,387,857

Financials 6.6%				42,207,414

Commercial Banks 1.9%
Regions Financial Corp., 6.375%			111,654	2,789,117
Zions Bancorporation, 6.300% (P)			88,680	2,359,775
Zions Bancorporation, 7.900%			241,326	6,938,123

Diversified Financial Services 2.4%
Bank of America Corp., Series L, 7.250%			13,100	15,720,000

Insurance 0.9%
Hartford Financial Services Group, Inc., 7.875% (P)			192,005	5,681,428

Real Estate Investment Trusts 1.4%
iStar Financial, Inc., Series F, 7.800%			169,672	4,038,194
iStar Financial, Inc., Series G, 7.650%			199,182	4,680,777

Industrials 3.8%				24,141,503

Airlines 3.5%
Continental Airlines Finance Trust II, 6.000%			517,365	22,182,024

Machinery 0.3%
Glasstech, Inc., Series A			144	143,613
Glasstech, Inc., Series B			4,475	1,815,866
Glasstech, Inc., Series C			11	0

Materials 0.6%				3,940,058

Metals & Mining 0.6%
ArcelorMittal, 6.000%			24,625	576,225
Cliffs Natural Resources, Inc., 7.000%			88,480	2,050,082
Thompson Creek Metals Company, Inc., 6.500%			72,383	1,313,751

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government & Agency Obligations 0.5%				$2,923,595

(Cost $2,997,504)

U.S. Treasury Bonds 0.5%				2,923,595

U.S. Treasury Bond	5.375	02/15/31	2,100,000	2,923,595
			Shares	Value

Warrants 2.9%				$18,293,096

(Cost $20,796,063)

Greektown Superholdings, Inc. (A)(I)(V)			202,511	18,225,990
Mood Media Corp. (Expiration Date: 05/06/2016; Strike Price $3.50) (I)			260,981	67,106
The Star Tribune Company (Expiration Date: 09/28/2013; Strike Price $151.23) (I)			15,943	0

8

High Yield Fund

As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$76,769

(Cost $0)

Consumer Discretionary 0.0%				56,544

Adelphia Communications Corp. (I)	9.875	03/01/49	5,985,000	37,706
Adelphia Communications Corp. (I)	10.250	11/01/49	57,254,000	18,838
Mood Media Corp. (I)	0.000	(A)	228,295	0

Industrials 0.0%				0

US Airways Group, Inc. (I)	11.200	06/01/49	606,056	0

Materials 0.0%				20,225

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	8,090,000	20,225

Short-Term Investments 4.3%				27,916,000

(Cost $27,916,000)

Repurchase Agreement 4.3%				27,916,000

Repurchase Agreement with State Street Corp. dated 02-28-13 at
0.010% to be repurchased at $27,916,008 on 03-01-13,
collateralized by $28,490,000 Federal Home Loan Discount Notes,
0.010% due 07-31-13 (valued at $28,475,755, including interest)			27,916,000	27,916,000

Total investments (Cost $676,034,461)† 99.9%				$643,063,822

Other assets and liabilities, net 0.1%				$880,667

Total net assets 100.0%				$643,944,489

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

Currency abbreviations

CAD Canadian Dollar

CHF Swiss Franc

LIBOR London Interbank Offered Rate

GDR Global Depositary Receipt

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

PIK Paid In Kind

(A) Strike price and/or expiration/maturity date not available.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $196,723,188 or 30.5% of the Fund's net assets as of 2-28-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

9

High Yield Fund
As of 2-28-13 (Unaudited)

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to Portfolio of Investments.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $672,694,516. Net unrealized depreciation aggregated $29,630,694, of which $57,935,256 related to appreciated investment securities and $87,565,950 related to depreciated investment securities.

10

High Yield Fund
As of 2-28-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	02/28/13	Price	Inputs	Inputs
Corporate Bonds	$387,219,516	—	$361,656,461	$25,563,055
Capital Preferred Securities	3,253,840	—	3,253,840	—
Convertible Bonds	14,167,847	—	13,981,365	186,482
Foreign Government Obligations	2,513,300	—	2,513,300	—
Term Loans	46,991,281	—	39,216,281	7,775,000
Collateralized Mortgage Obligations	3,239,159	—	633,498	2,605,661
Asset Backed Securities	9,750,245	—	9,750,245	—
Common Stocks	20,050,237	$14,216,428	4,170,011	1,663,798
Preferred Securities	106,668,937	63,854,369	25,728,899	17,085,669
U.S. Government & Agency Obligations	2,923,595	—	2,923,595	—
Warrants	18,293,096	—	67,106	18,225,990
Escrow Certificates	76,769	—	76,769	—
Short-Term Investments	27,916,000	—	27,916,000

Total Investments in Securities	$643,063,822	$78,070,797	$491,887,370	$73,105,655
Other Financial Instruments
Forward Foreign Currency Contracts	$608,904	—	$608,904	—

11

High Yield Fund

As of 2-28-13 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

				Collateralized
	Corporate	Convertible	Term Loans	Mortgage	Common	Preferred	Warrants	Totals
	Bonds	Bonds		Obligations	Stocks	Stocks

Balance as of	$24,614,875	-	-	$2,620,108	$2,164,270	$15,604,601	$14,985,817	$59,989,671
5/31/12

Realized gain	60,286	-	-		-1,000,876	-	-2,434,562	($3,375,152)
(loss)

Change in
unrealized	1,049,674	$186,482	-	327,310	2,141,830	1,481,068	$5,674,735	$10,861,099
appreciation
(depreciation)

Purchases	-	-	$7,775,000	8,504	-	-	-	$7,783,504

Sales	-198,104	-	-	-350,261	-877,124	-	-	($1,425,489)

Transfer into	36,324	-	-	-	-	-	-	$36,324
Level 3

Transfer out of
Level 3	-	-	-	-	-764,302	-	-	($764,302)

Balance as	$25,563,055	$186,482	$7,775,000	$2,605,661	$1,663,798	$17,085,669	$18,225,990	$73,105,655
of 2/28/13

Change in
unrealized at	$1,049,674	$186,482	-	$327,310	689,158	$1,481,068	$3,240,176	$6,973,868
period end*

*Change in unrealized appreciation(depreciation attributable to Level 3 securities held at the period end.

12

High Yield Fund
As of 2-28-13 (Unaudited)

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	Fair Value at 2-28-13	Valuation Technique	Unobservable Inputs	Input/Range

Corporate Bonds	$22,086,870	Market Approach	Offered quotes	$97.00 - $112.00
				(Weighted Average: $104.19)
	34,508	Market Approach	Aged transaction	$4.75
	800,861	Market Approach	Market comparable company bond price	$57.01
			Comparability adjusment	-15.00%
	2,640,816	Discounted Cash Flows	Estimated recovery rate	46%

	25,563,055

Convertible Bonds	$186,482	Market Approach	Market comparable company bond price	$100.80

Term Loans	$7,775,000	Market Approach	Aged transaction	$100.00

Collateralized Mortgage Obligations	$2,605,661	Market Approach	Offered quotes	$0.71

Common Stocks	$1,663,740	Market Approach	Offered quotes	$90.00
	58	Market Approach	Aged transaction	$0.005

	1,663,798

Preferred Securities	$14,228,280	Market Approach	Offered quotes	$90.00
	897,910	Market Approach	Estimated liquidation value	2.60
	1,959,479	Market Approach	EBITA multiple	5.25x - 7.00x

	17,085,669

Warrants	$18,225,990	Market Approach	Offered quotes	$90.00

Increases/decreases in offered quotes, aged transactions, market comparable companies, or earnings before interest, taxes, depreciation and amortization (EBITDA) multiples may result in increases/decreases in security valuation. Increases/decreases in comparability adjustments may result in decreases/increases in security valuation.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the

13

High Yield Fund
As of 2-28-13 (Unaudited)

subadvisor’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral (this risk is N/A for MFC subadvised funds) and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at February 28, 2013.

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT
	COVERED BY	COVERED BY		SETTLEMENT	UNREALIZED
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	APPRECIATION

SELLS

CAD	9,300,000	9,086,912	Bank of Montreal	4/24/2013	55,848

CAD	26,084,049	25,882,810	Bank of Nova Scotia	4/24/2013	553,056

		34,969,722			608,904

Currency
Abbreviations

Canadian
CAD	Dollar

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended February 28, 2013 is set forth below.

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	Interest	value

Greektown Superholdings, Inc.—common
stock
Purchased: none Sold: none	18,486	18,486	none	none	$1,663,740
Greektown Superholdings, Inc.—preferred
stock
Purchased: none Sold: none	158,092	158,092	none	none	$14,228,280
Greektown Superholdings, Inc.—warrants
Purchased: none Sold: none	202,511	202,511	none	none	$18,225,990
Greektown Superholdings, Inc.—corporate
bonds
Purchased: none Sold: none	7,668,000	7,668,000	none	$967,908	$8,264,600

14

High Yield Fund
As of 2-28-13 (Unaudited)

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate (continued)	amount	amount	(loss)	Interest	value
Kaiser Group Holdings, Inc.
Purchased: none Sold: none	81,949	81,949	none	none	$1,122,701

For additional information on the Fund’s significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

57Q3 2/13
4/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	April 22, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 22, 2013